Schedule of Other Receivable Related Party Allowance for Credit Loss (Details)	6 Months Ended				12 Months Ended
	Jun. 30, 2024 USD ($)		Jun. 30, 2024 SGD ($)		Dec. 31, 2023 USD ($)		Dec. 31, 2023 SGD ($)		Dec. 31, 2022 SGD ($)		Jun. 30, 2024 SGD ($)		Dec. 31, 2023 SGD ($)		Dec. 31, 2022 SGD ($)
Related Party Transaction [Line Items]
Allowance for credit loss	$ (438,528)	[1]			$ (425,648)	[2]					$ (592,605)	[1]	$ (575,200)	[1]	$ (586,542)	[2]
Beginning balance	425,648	[2]	$ 575,200	[1]			$ 586,542	[2]
Ending balance	438,528	[1]	592,605	[1]	425,648	[2]	575,200	[1]	$ 586,542	[2]
Related Party [Member]
Related Party Transaction [Line Items]
Other receivables related party	438,528	[1]			425,648	[2]					592,605	[1]	575,200	[1]	586,542	[2]
Allowance for credit loss	(438,528)				(425,648)						(592,605)		(575,200)		(586,542)
Other receivables related parties	20,447				179,668						27,631		242,794
Beginning balance	425,648		575,200		434,041		586,542		589,638
Exchange rate effect	12,880		17,405		(8,393)		(11,342)		(3,096)
Ending balance	438,528		$ 592,605		425,648		$ 575,200		$ 586,542
54 Pandan Road Pte Ltd [Member]
Related Party Transaction [Line Items]
Other receivables related parties		[3]			157,468	[4]						[3]	212,794	[3],[4]		[4]
Ang Poh Hwee [Member]
Related Party Transaction [Line Items]
Other receivables related parties	$ 20,447	[5]			$ 22,200	[6]					$ 27,631	[5]	$ 30,000	[5]		[6]

[1]	Management service provided to the Joint Venture company.
[2]	Management service provided to the Joint Venture company.
[3]	The Company approved a loan to 54 Pandan Road Pte Ltd on April 10 ,2023, provided the loan of SGD2 million, with no interest. As of the date hereof, the Company has fully collected back.
[4]	The Company approved a loan to 54 Pandan Road Pte Ltd on April 10 ,2023, provided the loan of SGD2 million, with no interest. As of the date of this report, the Company has collected back all the loan from 54 Pandan Road Pte Ltd.
[5]	The Company paid on behalf the director for a legal case between Newspaper Seng Pte Ltd and Ang Poh Hwee.
[6]	The Company paid on behalf the director for a legal case between Newspaper Seng Pte Ltd and Ang Poh Hwee.